Other Financial Assets - Schedule of Fair Value and Dividend Income of Significant Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income	$ 21	$ 29	[1]	$ 11
InterContinental The Willard Washington DC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	27	27
Dividend income	1	0
InterContinental Grand Stanford Hong Kong [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	37	35
Dividend income	$ 0	$ 0

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).